UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Small-Cap Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
Small-Cap Fund

Calvert
Small-Cap Fund
March 31, 2024
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	19.45%	12.20%	8.58%	8.65%
Class A with 5.25% Maximum Sales Charge	—	—	13.17	6.30	7.42	8.07
Class C at NAV	04/01/2005	10/01/2004	19.05	11.35	7.78	8.00
Class C with 1% Maximum Deferred Sales Charge	—	—	18.05	10.35	7.78	8.00
Class I at NAV	04/29/2005	10/01/2004	19.60	12.48	8.85	9.02
Class R6 at NAV	02/01/2019	10/01/2004	19.68	12.56	8.93	9.06

Russell 2000® Index	—	—	19.94%	19.71%	8.10%	7.57%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.19%	1.94%	0.94%	0.86%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Small-Cap Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Core & Main, Inc., Class A	4.1%
CBIZ, Inc.	3.2
Chemed Corp.	3.1
Essential Properties Realty Trust, Inc.	3.1
AptarGroup, Inc.	2.9
Dorman Products, Inc.	2.9
U.S. Physical Therapy, Inc.	2.8
Aramark	2.4
Selective Insurance Group, Inc.	2.4
AZEK Co., Inc.	2.4
Total	29.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Small-Cap Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Small-Cap Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,194.50	$ 6.53	1.19%
Class C	$1,000.00	$1,190.50	$10.62	1.94%
Class I	$1,000.00	$1,196.00	$ 5.16	0.94%
Class R6	$1,000.00	$1,196.80	$ 4.72	0.86%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$ 6.01	1.19%
Class C	$1,000.00	$1,015.30	$ 9.77	1.94%
Class I	$1,000.00	$1,020.30	$ 4.75	0.94%
Class R6	$1,000.00	$1,020.70	$ 4.34	0.86%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
5

Calvert
Small-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	285,925	$ 20,829,636
Woodward, Inc.	452,749	69,777,676
		$ 90,607,312
Automobile Components — 3.3%
Dorman Products, Inc.(1)	942,967	$ 90,892,589
Visteon Corp.(1)	126,949	14,930,472
		$ 105,823,061
Automobiles — 0.8%
Harley-Davidson, Inc.	576,899	$ 25,233,562
		$ 25,233,562
Banks — 8.1%
Commerce Bancshares, Inc.	1,368,033	$ 72,779,356
Community Bank System, Inc.	1,279,937	61,475,374
First Financial Bankshares, Inc.	1,529,991	50,199,005
SouthState Corp.	733,866	62,400,626
Stock Yards Bancorp, Inc.	195,450	9,559,459
		$ 256,413,820
Building Products — 7.2%
AAON, Inc.	578,451	$ 50,961,533
AZEK Co., Inc.(1)	1,509,784	75,821,353
CSW Industrials, Inc.	209,075	49,048,995
Hayward Holdings, Inc.(1)	1,464,456	22,420,821
Janus International Group, Inc.(1)	2,108,569	31,902,649
		$ 230,155,351
Capital Markets — 3.4%
Cohen & Steers, Inc.	748,851	$ 57,579,153
Stifel Financial Corp.	657,658	51,409,126
		$ 108,988,279
Chemicals — 2.1%
Quaker Chemical Corp.	321,375	$ 65,962,219
		$ 65,962,219
Consumer Staples Distribution & Retail — 3.3%
Casey's General Stores, Inc.	63,436	$ 20,201,194
Chefs' Warehouse, Inc.(1)	603,450	22,725,927
Performance Food Group Co.(1)	827,710	61,780,275
		$ 104,707,396
Containers & Packaging — 2.9%
AptarGroup, Inc.	645,769	$ 92,919,702
		$ 92,919,702
Security	Shares	Value
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	124,914	$ 14,160,251
		$ 14,160,251
Diversified REITs — 3.1%
Essential Properties Realty Trust, Inc.	3,650,209	$ 97,314,572
		$ 97,314,572
Electric Utilities — 2.1%
IDACORP, Inc.	729,331	$ 67,747,557
		$ 67,747,557
Electronic Equipment, Instruments & Components — 0.8%
Badger Meter, Inc.	152,267	$ 24,638,323
		$ 24,638,323
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	352,482	$ 38,748,346
		$ 38,748,346
Food Products — 1.1%
J&J Snack Foods Corp.	124,821	$ 18,044,124
Lancaster Colony Corp.	81,375	16,895,891
		$ 34,940,015
Ground Transportation — 1.2%
Landstar System, Inc.	196,442	$ 37,866,160
		$ 37,866,160
Health Care Equipment & Supplies — 3.9%
Envista Holdings Corp.(1)	1,626,107	$ 34,766,168
Integer Holdings Corp.(1)	337,294	39,355,464
Neogen Corp.(1)	3,260,543	51,451,368
		$ 125,573,000
Health Care Providers & Services — 8.1%
Addus HomeCare Corp.(1)	201,280	$ 20,800,275
Chemed Corp.	154,221	98,999,086
Option Care Health, Inc.(1)	1,484,122	49,777,452
U.S. Physical Therapy, Inc.(2)	787,311	88,863,793
		$ 258,440,606
Hotels, Restaurants & Leisure — 5.9%
Aramark	2,369,738	$ 77,063,880
Choice Hotels International, Inc.	165,531	20,914,842
Texas Roadhouse, Inc.	119,260	18,422,092
Wyndham Hotels & Resorts, Inc.	908,320	69,713,560
		$ 186,114,374

6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 3.7%
EastGroup Properties, Inc.	372,383	$ 66,943,292
Terreno Realty Corp.	772,914	51,321,490
		$ 118,264,782
Insurance — 5.9%
AMERISAFE, Inc.	500,289	$ 25,099,499
First American Financial Corp.	357,360	21,816,828
Selective Insurance Group, Inc.	694,790	75,850,224
White Mountains Insurance Group Ltd.	35,996	64,587,623
		$ 187,354,174
Leisure Products — 0.6%
Brunswick Corp.	182,958	$ 17,659,106
		$ 17,659,106
Machinery — 5.4%
Albany International Corp., Class A	556,201	$ 52,010,356
Atmus Filtration Technologies, Inc.(1)	712,009	22,962,290
Franklin Electric Co., Inc.	232,025	24,782,590
Middleby Corp.(1)	455,326	73,211,868
		$ 172,967,104
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	126,490	$ 15,231,926
		$ 15,231,926
Professional Services — 4.1%
CBIZ, Inc.(1)	1,301,923	$ 102,200,956
NV5 Global, Inc.(1)	287,729	28,200,319
		$ 130,401,275
Retail REITs — 1.9%
NETSTREIT Corp.(3)	3,202,079	$ 58,822,191
		$ 58,822,191
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc.(1)	760,468	$ 20,502,217
Axcelis Technologies, Inc.(1)	184,809	20,609,900
Diodes, Inc.(1)	334,972	23,615,526
		$ 64,727,643
Software — 6.6%
Altair Engineering, Inc., Class A(1)	278,480	$ 23,991,052
Clearwater Analytics Holdings, Inc., Class A(1)	1,469,964	26,003,663
Envestnet, Inc.(1)	1,115,271	64,585,344
PowerSchool Holdings, Inc., Class A(1)	1,197,132	25,486,940
Progress Software Corp.	814,077	43,398,445
SPS Commerce, Inc.(1)	149,296	27,604,830
		$ 211,070,274
Security	Shares	Value
Specialized REITs — 1.2%
CubeSmart	840,472	$ 38,006,144
		$ 38,006,144
Specialty Retail — 0.8%
Burlington Stores, Inc.(1)	102,902	$ 23,892,815
		$ 23,892,815
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden Ltd.	675,897	$ 28,576,925
		$ 28,576,925
Trading Companies & Distributors — 4.7%
Core & Main, Inc., Class A(1)	2,269,606	$ 129,934,943
Herc Holdings, Inc.	113,356	19,077,815
		$ 149,012,758
Total Common Stocks (identified cost $2,560,308,918)		$3,182,341,023

Short-Term Investments — 1.5%
Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	1,519	$ 1,519
Total Affiliated Fund (identified cost $1,519)		$ 1,519
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	47,683,972	$ 47,683,972
Total Securities Lending Collateral (identified cost $47,683,972)		$ 47,683,972
Total Short-Term Investments (identified cost $47,685,491)		$ 47,685,491
Total Investments — 101.5% (identified cost $2,607,994,409)		$3,230,026,514
Other Assets, Less Liabilities — (1.5)%		$ (48,539,068)
Net Assets — 100.0%		$ 3,181,487,446

7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated company (see Note 7)
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $47,348,895.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,531,100,637) - including $47,348,895 of securities on loan	$ 3,141,161,202
Investments in securities of affiliated issuers, at value (identified cost $76,893,772)	88,865,312
Cash	465,549
Receivable for investments sold	2,094,780
Receivable for capital shares sold	3,572,705
Dividends receivable	3,397,023
Dividends receivable - affiliated	381,659
Securities lending income receivable	279,095
Directors' deferred compensation plan	297,698
Total assets	$3,240,515,023
Liabilities
Demand note payable	$ 2,460,000
Payable for investments purchased	2,663,652
Payable for capital shares redeemed	2,887,510
Deposits for securities loaned	47,683,972
Payable to affiliates:
Investment advisory fee	1,790,527
Administrative fee	316,210
Distribution and service fees	89,008
Sub-transfer agency fee	22,079
Directors' deferred compensation plan	297,698
Accrued expenses	816,921
Total liabilities	$ 59,027,577
Net Assets	$3,181,487,446
Sources of Net Assets
Paid-in capital	$ 2,569,096,974
Distributable earnings	612,390,472
Net Assets	$3,181,487,446
Class A Shares
Net Assets	$ 302,637,702
Shares Outstanding	9,258,616
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.69
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 34.50
Class C Shares
Net Assets	$ 32,043,869
Shares Outstanding	1,200,692
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 26.69
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 2,483,251,844
Shares Outstanding	69,363,400
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.80
Class R6 Shares
Net Assets	$ 363,554,031
Shares Outstanding	10,153,241
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 20,258,333
Dividend income - affiliated issuers	1,264,127
Interest income	2,416
Interest income - affiliated issuers	7,770
Securities lending income, net	915,605
Total investment income	$ 22,448,251
Expenses
Investment advisory fee	$ 9,970,389
Administrative fee	1,759,480
Distribution and service fees:
Class A	344,990
Class C	146,684
Directors' fees and expenses	77,217
Custodian fees	23,209
Transfer agency fees and expenses	1,181,837
Accounting fees	259,230
Professional fees	40,714
Registration fees	60,967
Reports to shareholders	119,614
Miscellaneous	203,805
Total expenses	$ 14,188,136
Waiver and/or reimbursement of expenses by affiliates	$ (17,648)
Net expenses	$ 14,170,488
Net investment income	$ 8,277,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 10,134,710
Net realized gain	$ 10,134,710
Change in unrealized appreciation (depreciation):
Investment securities	$ 497,376,414
Investment securities - affiliated issuers	16,475,105
Net change in unrealized appreciation (depreciation)	$513,851,519
Net realized and unrealized gain	$523,986,229
Net increase in net assets from operations	$532,263,992
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,277,763	$ 11,937,822
Net realized gain (loss)	10,134,710	(16,289,221)
Net change in unrealized appreciation (depreciation)	513,851,519	225,382,222
Net increase in net assets from operations	$ 532,263,992	$ 221,030,823
Distributions to shareholders:
Class A	$ (345,097)	$ (3,864,681)
Class C	—	(489,958)
Class I	(7,571,119)	(29,265,276)
Class R6	(1,326,593)	(4,796,514)
Total distributions to shareholders	$ (9,242,809)	$ (38,416,429)
Capital share transactions:
Class A	$ (9,388,728)	$ 361,805
Class C	(1,304,163)	(136,441)
Class I	(165,828,597)	244,905,535
Class R6	(7,678,312)	5,607,408
Net increase (decrease) in net assets from capital share transactions	$ (184,199,800)	$ 250,738,307
Net increase in net assets	$ 338,821,383	$ 433,352,701
Net Assets
At beginning of period	$ 2,842,666,063	$ 2,409,313,362
At end of period	$3,181,487,446	$2,842,666,063
12
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 27.40	$ 25.35	$ 33.14	$ 23.94	$ 25.35	$ 26.61
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.05	$ 0.06	$ (0.04)	$ (0.07)	$ (0.01)	$ 0.02
Net realized and unrealized gain (loss)	5.28	2.38	(5.34)	9.27	(1.08)	(0.04) (2)
Total income (loss) from operations	$ 5.33	$ 2.44	$ (5.38)	$ 9.20	$ (1.09)	$ (0.02)
Less Distributions
From net investment income	$ (0.04)	$ —	$ —	$ —	$ —	$ —
From net realized gain	—	(0.39)	(2.41)	—	(0.32)	(1.24)
Total distributions	$ (0.04)	$ (0.39)	$ (2.41)	$ —	$ (0.32)	$ (1.24)
Net asset value — End of period	$ 32.69	$ 27.40	$ 25.35	$ 33.14	$ 23.94	$ 25.35
Total Return(3)	19.45% (4)	9.63%	(17.82)%	38.43%	(4.38)%	0.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$302,638	$262,360	$241,335	$288,922	$185,777	$172,277
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.19% (6)	1.19%	1.19%	1.19%	1.22%	1.25%
Net expenses	1.19% (6)(7)	1.19% (7)	1.19% (7)	1.19%	1.21%	1.23%
Net investment income (loss)	0.34% (6)	0.20%	(0.12)%	(0.21)%	(0.03)%	0.07%
Portfolio Turnover	21% (4)	44%	42%	53%	44%	45%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 22.42	$ 20.97	$ 27.84	$ 20.27	$ 21.63	$ 22.90
Income (Loss) From Operations
Net investment loss(1)	$ (0.05)	$ (0.13)	$ (0.22)	$ (0.26)	$ (0.16)	$ (0.14)
Net realized and unrealized gain (loss)	4.32	1.97	(4.41)	7.83	(0.92)	(0.04) (2)
Total income (loss) from operations	$ 4.27	$ 1.84	$ (4.63)	$ 7.57	$ (1.08)	$ (0.18)
Less Distributions
From net realized gain	$ —	$ (0.39)	$ (2.24)	$ —	$ (0.28)	$ (1.09)
Total distributions	$ —	$ (0.39)	$ (2.24)	$ —	$ (0.28)	$ (1.09)
Net asset value — End of period	$ 26.69	$ 22.42	$ 20.97	$ 27.84	$ 20.27	$ 21.63
Total Return(3)	19.05% (4)	8.77%	(18.42)%	37.35%	(5.10)%	(0.12)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,044	$28,169	$26,452	$32,596	$16,992	$14,775
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.94% (6)	1.94%	1.94%	1.94%	1.97%	2.01%
Net expenses	1.94% (6)(7)	1.94% (7)	1.94% (7)	1.94%	1.96%	1.99%
Net investment loss	(0.41)% (6)	(0.56)%	(0.87)%	(0.97)%	(0.78)%	(0.68)%
Portfolio Turnover	21% (4)	44%	42%	53%	44%	45%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 30.03	$ 27.73	$ 36.02	$ 26.00	$ 27.49	$ 28.73
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.14	$ 0.04	$ 0.01	$ 0.06	$ 0.09
Net realized and unrealized gain (loss)	5.79	2.60	(5.85)	10.05	(1.17)	(0.02) (2)
Total income (loss) from operations	$ 5.88	$ 2.74	$ (5.81)	$ 10.06	$ (1.11)	$ 0.07
Less Distributions
From net investment income	$ (0.11)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.06)
From net realized gain	—	(0.39)	(2.45)	—	(0.33)	(1.25)
Total distributions	$ (0.11)	$ (0.44)	$ (2.48)	$ (0.04)	$ (0.38)	$ (1.31)
Net asset value — End of period	$ 35.80	$ 30.03	$ 27.73	$ 36.02	$ 26.00	$ 27.49
Total Return(3)	19.60% (4)	9.90%	(17.61)%	38.73%	(4.12)%	0.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,483,252	$2,239,650	$1,858,334	$2,398,219	$1,211,029	$461,237
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.94% (6)	0.94%	0.94%	0.94%	0.97%	1.00%
Net expenses	0.94% (6)(7)	0.94% (7)	0.94% (7)	0.94%	0.96%	0.95%
Net investment income	0.59% (6)	0.45%	0.13%	0.03%	0.22%	0.34%
Portfolio Turnover	21% (4)	44%	42%	53%	44%	45%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 30.04	$ 27.75	$ 36.05	$ 26.01	$ 27.50	$ 24.93
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.17	$ 0.08	$ 0.04	$ 0.07	$ 0.07
Net realized and unrealized gain (loss)	5.79	2.60	(5.87)	10.05	(1.16)	2.50
Total income (loss) from operations	$ 5.90	$ 2.77	$ (5.79)	$ 10.09	$ (1.09)	$ 2.57
Less Distributions
From net investment income	$ (0.13)	$ (0.09)	$ (0.06)	$ (0.05)	$ (0.07)	$ —
From net realized gain	—	(0.39)	(2.45)	—	(0.33)	—
Total distributions	$ (0.13)	$ (0.48)	$ (2.51)	$ (0.05)	$ (0.40)	$ —
Net asset value — End of period	$ 35.81	$ 30.04	$ 27.75	$ 36.05	$ 26.01	$ 27.50
Total Return(3)	19.68% (4)	10.00%	(17.56)%	38.83%	(4.07)%	10.31% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$363,554	$312,487	$283,192	$84,689	$44,012	$34,782
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.86% (6)	0.86%	0.85%	0.86%	0.91%	0.93% (6)
Net expenses	0.86% (6)(7)	0.86% (7)	0.85% (7)	0.86%	0.90%	0.90% (6)
Net investment income	0.68% (6)	0.53%	0.26%	0.11%	0.28%	0.37% (6)
Portfolio Turnover	21% (4)	44%	42%	53%	44%	45% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Calvert
Small-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,182,341,023(1)	$ —	$ —	$ 3,182,341,023
Short-Term Investments:
Affiliated Fund	1,519	—	—	1,519
Securities Lending Collateral	47,683,972	—	—	47,683,972
Total Investments	$3,230,026,514	$ —	$ —	$3,230,026,514

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $9,970,389.
18

Calvert
Small-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $17,648 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $1,759,480.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $344,990 and $146,684 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $13,854 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 and $1,457 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $3,093.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $46,121 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $614,898,200 and $749,723,202, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $14,359,503 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $14,359,503 are short-term.
19

Calvert
Small-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,616,468,208
Gross unrealized appreciation	$ 691,675,754
Gross unrealized depreciation	(78,117,448)
Net unrealized appreciation	$ 613,558,306
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $47,348,895 and the total value of collateral received was $47,683,972, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$47,683,972	$ —	$ —	$ —	$47,683,972
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $2,460,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024. The Fund’s average borrowings and allocated fees for the six months ended March 31, 2024 were not significant.
20

Calvert
Small-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
During the six months ended March 31, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2024, the value of the Fund’s investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $88,865,312, which represents 2.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 2,485,451	$ —	$ (2,520,000)	$ —	$ 34,549	$ —	$ 7,770	$ —
Common Stocks*
U.S. Physical Therapy, Inc.	62,396,764	10,026,473	—	—	16,440,556	88,863,793	655,072	787,311
Short-Term Investments
Liquidity Fund	48,525,331	259,834,789	(308,358,601)	—	—	1,519	609,055	1,519
Total				$ —	$16,475,105	$88,865,312	$1,271,897

*	The related industry is the same as the presentation in the Portfolio of Investments.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	710,308	$ 20,836,995	1,914,655	$ 53,992,855
Reinvestment of distributions	10,702	322,340	131,737	3,617,501
Shares redeemed	(1,039,164)	(30,548,063)	(1,990,578)	(57,248,551)
Net increase (decrease)	(318,154)	$ (9,388,728)	55,814	$ 361,805
Class C
Shares sold	77,560	$ 1,879,802	188,036	$ 4,444,935
Reinvestment of distributions	—	—	19,293	436,217
Shares redeemed	(133,069)	(3,183,965)	(212,721)	(5,017,593)
Net decrease	(55,509)	$ (1,304,163)	(5,392)	$ (136,441)
21

Calvert
Small-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	12,221,315	$ 392,067,795	26,220,090	$ 828,596,114
Reinvestment of distributions	188,204	6,203,191	847,259	25,451,669
Shares redeemed	(17,632,710)	(564,099,583)	(19,498,316)	(609,142,248)
Net increase (decrease)	(5,223,191)	$(165,828,597)	7,569,033	$ 244,905,535
Class R6
Shares sold	888,789	$ 28,836,220	1,808,454	$ 56,474,783
Reinvestment of distributions	38,404	1,265,814	154,735	4,646,694
Shares redeemed	(1,175,668)	(37,780,346)	(1,765,007)	(55,514,069)
Net increase (decrease)	(248,475)	$ (7,678,312)	198,182	$ 5,607,408
22

Calvert
Small-Cap Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
23

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
25

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24198     3.31.24

Calvert
Global Energy Solutions Fund
Global Water Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Global Energy Solutions Fund
Global Water Fund

Calvert
Global Energy Solutions Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	5.73%	(5.90)%	11.04%	4.51%
Class A with 5.25% Maximum Sales Charge	—	—	0.21	(10.80)	9.86	3.95
Class C at NAV	07/31/2007	05/31/2007	5.30	(6.57)	10.21	3.83
Class C with 1% Maximum Deferred Sales Charge	—	—	4.30	(7.50)	10.21	3.83
Class I at NAV	05/31/2007	05/31/2007	5.90	(5.64)	11.33	4.83

MSCI ACWI Index	—	—	20.14%	23.22%	10.90%	8.65%
Calvert Global Energy Research Spliced Benchmark	—	—	5.95	(4.96)	12.44	6.56
Calvert Global Energy Research Index	—	—	5.95	(4.96)	12.44	—
Alerian Global Alternative Energy Index	—	—	4.15	(3.47)	20.84	11.00

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.43%	2.18%	1.18%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Energy Solutions Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Encavis AG	1.0%
Orsted AS	0.9
Delta Electronics, Inc.	0.9
Brookfield Renewable Partners LP	0.8
Algonquin Power & Utilities Corp.	0.8
Infratil Ltd.	0.8
Siemens Energy AG	0.8
Hubbell, Inc.	0.8
Mitsubishi Electric Corp.	0.8
First Solar, Inc.	0.8
Total	8.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Global Water Fund
March 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2008	09/30/2008	19.13%	13.73%	9.71%	5.36%
Class A with 5.25% Maximum Sales Charge	—	—	12.87	7.74	8.54	4.79
Class C at NAV	09/30/2008	09/30/2008	18.67	12.87	8.89	4.74
Class C with 1% Maximum Deferred Sales Charge	—	—	17.67	11.87	8.89	4.74
Class I at NAV	01/31/2014	09/30/2008	19.25	14.02	9.99	5.72

MSCI ACWI Index	—	—	20.14%	23.22%	10.90%	8.65%
Calvert Global Water Research Spliced Benchmark	—	—	19.68	15.09	10.93	8.67
Calvert Global Water Research Index	—	—	19.68	15.09	10.93	—
S-Network Global Water Index	—	—	18.13	13.07	8.20	7.52

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.29%	2.04%	1.04%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Global Water Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Ecolab, Inc.	1.9%
Xylem, Inc.	1.8
Pentair PLC	1.7
Veolia Environnement SA	1.7
Veralto Corp.	1.7
American Water Works Co., Inc.	1.7
Tetra Tech, Inc.	1.6
Essential Utilities, Inc.	1.6
Watts Water Technologies, Inc., Class A	1.5
Zurn Elkay Water Solutions Corp., Class C	1.5
Total	16.7%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
The Calvert Global Energy Research Spliced Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available. The Alerian Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources.
The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and the Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development.
Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
For the Calvert Global Water Fund, performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Alerian Global Alternative Energy Index to Calvert Global Energy Research Index.
Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

6

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Global Energy Solutions Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,057.30	$ 6.38**	1.24%
Class C	$1,000.00	$1,053.00	$10.21 **	1.99%
Class I	$1,000.00	$1,059.00	$ 5.10**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$ 6.26**	1.24%
Class C	$1,000.00	$1,015.05	$10.02 **	1.99%
Class I	$1,000.00	$1,020.05	$ 5.00**	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
7

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Fund Expenses — continued

Calvert Global Water Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,191.30	$ 6.79**	1.24%
Class C	$1,000.00	$1,186.70	$10.88 **	1.99%
Class I	$1,000.00	$1,192.50	$ 5.43**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$ 6.26**	1.24%
Class C	$1,000.00	$1,015.05	$10.02 **	1.99%
Class I	$1,000.00	$1,020.05	$ 5.00**	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
8

Calvert
Global Energy Solutions Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Austria — 0.8%
Verbund AG	17,314	$ 1,264,961
		$ 1,264,961
Belgium — 0.7%
Umicore SA	48,451	$ 1,044,584
		$ 1,044,584
Brazil — 0.7%
Sao Martinho SA	175,852	$ 1,087,987
		$ 1,087,987
Canada — 4.2%
Algonquin Power & Utilities Corp.(1)	206,779	$ 1,306,728
Boralex, Inc., Class A	51,772	1,093,880
Brookfield Renewable Partners LP	56,662	1,316,258
Canadian Solar, Inc.(1)(2)	40,123	792,830
Innergex Renewable Energy, Inc.	162,911	960,953
Northland Power, Inc.(1)	72,763	1,188,768
		$ 6,659,417
Chile — 0.7%
Sociedad Quimica y Minera de Chile SA ADR	21,663	$ 1,064,953
		$ 1,064,953
China — 5.7%
BYD Co. Ltd., Class H	41,000	$ 1,049,807
China Datang Corp. Renewable Power Co. Ltd., Class H	4,089,000	842,016
China Everbright Environment Group Ltd.	2,814,037	1,093,973
Flat Glass Group Co. Ltd., Class H(1)	437,000	1,063,690
NIO, Inc. ADR(2)	153,189	689,350
Xinyi Energy Holdings Ltd.(1)	5,988,000	849,465
Xinyi Solar Holdings Ltd.	1,564,000	1,214,435
XPENG, Inc. ADR(2)	92,327	709,071
Yadea Group Holdings Ltd.(3)	482,000	782,078
Zhuzhou CRRC Times Electric Co. Ltd., Class H	248,200	787,384
		$ 9,081,269
Denmark — 2.8%
Novonesis (Novozymes) B, Class B	17,666	$ 1,039,140
Orsted AS(2)(3)	24,345	1,360,370
Rockwool AS, Class B(2)	2,653	872,904
Vestas Wind Systems AS(2)	44,568	1,243,162
		$ 4,515,576
Finland — 0.5%
Neste OYJ	31,022	$ 841,168
		$ 841,168
France — 5.6%
Alstom SA(1)	63,778	$ 971,235
Security	Shares	Value
France (continued)
Cie de Saint-Gobain SA	13,689	$ 1,062,454
Danone SA	13,238	855,768
Dassault Systemes SE	18,100	801,235
Engie SA	53,048	888,944
Legrand SA	10,119	1,071,569
Neoen SA(3)	44,709	1,265,683
Nexans SA	8,284	866,020
Schneider Electric SE	5,195	1,174,467
		$ 8,957,375
Germany — 8.7%
Bayerische Motoren Werke AG	7,106	$ 819,882
Daimler Truck Holding AG	20,832	1,055,656
Deutsche Post AG	18,432	794,371
Encavis AG(2)	90,869	1,651,636
Evonik Industries AG	43,533	861,090
Infineon Technologies AG	30,233	1,028,089
Mercedes-Benz Group AG	10,687	851,080
Nordex SE(2)	76,704	1,005,886
SGL Carbon SE(1)(2)	129,840	974,178
Siemens AG	5,954	1,136,850
Siemens Energy AG(2)	70,784	1,299,152
SMA Solar Technology AG(2)	14,087	813,456
Verbio SE	43,264	983,537
Vitesco Technologies Group AG(2)	8,083	561,394
		$ 13,836,257
Greece — 0.7%
Terna Energy SA	56,587	$ 1,100,175
		$ 1,100,175
India — 0.6%
Siemens Ltd.	15,154	$ 980,470
		$ 980,470
Ireland — 0.6%
Kingspan Group PLC	10,637	$ 968,779
		$ 968,779
Italy — 2.8%
Enel SpA	133,779	$ 883,142
ERG SpA	39,227	984,831
Prysmian SpA	17,090	891,310
Snam SpA(1)	182,139	860,006
Terna - Rete Elettrica Nazionale(1)	108,644	898,020
		$ 4,517,309
Japan — 4.9%
Azbil Corp.	27,900	$ 771,876
Daikin Industries Ltd.	7,500	1,024,055
Fuji Electric Co. Ltd.	17,700	1,187,749
GS Yuasa Corp.	44,700	931,594

9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	77,100	$ 1,290,572
Nidec Corp.	22,100	916,470
West Holdings Corp.	45,100	855,302
Yokogawa Electric Corp.	39,400	907,357
		$ 7,884,975
Netherlands — 1.1%
Alfen NV(1)(2)(3)	15,974	$ 860,610
Signify NV(3)	30,470	938,003
		$ 1,798,613
New Zealand — 2.3%
Infratil Ltd.(1)	200,313	$ 1,303,273
Mercury NZ Ltd.(1)	286,924	1,186,652
Meridian Energy Ltd.	340,408	1,202,137
		$ 3,692,062
Norway — 1.2%
Norsk Hydro ASA	165,511	$ 909,547
Scatec ASA(3)	156,522	1,041,853
		$ 1,951,400
Singapore — 0.6%
City Developments Ltd.(1)	202,000	$ 875,033
		$ 875,033
South Korea — 3.0%
Doosan Fuel Cell Co. Ltd.(2)	52,720	$ 806,069
LG Chem Ltd.	3,487	1,141,313
LG Display Co. Ltd.(2)	111,511	876,624
LG Energy Solution Ltd.(2)	3,777	1,125,172
SK IE Technology Co. Ltd.(2)(3)	16,143	876,831
		$ 4,826,009
Spain — 5.3%
Acciona SA	10,395	$ 1,265,078
Atlantica Sustainable Infrastructure PLC	58,242	1,076,312
Corp. ACCIONA Energias Renovables SA(1)	50,132	1,092,404
EDP Renovaveis SA	89,779	1,215,802
Ence Energia y Celulosa SA	287,262	1,000,346
Iberdrola SA	74,107	920,435
Redeia Corp. SA	53,539	914,502
Solaria Energia y Medio Ambiente SA(1)(2)	85,039	927,783
		$ 8,412,662
Sweden — 2.7%
AddTech AB, Class B	39,184	$ 891,442
Castellum AB(2)	71,012	933,926
Fabege AB	104,119	973,561
Munters Group AB(3)	42,922	769,916
Nibe Industrier AB, Class B(1)	164,563	809,222
		$ 4,378,067
Security	Shares	Value
Switzerland — 1.7%
ABB Ltd.	24,413	$ 1,132,526
Accelleron Industries AG	23,930	896,344
Landis & Gyr Group AG	9,550	733,015
		$ 2,761,885
Taiwan — 4.3%
Advanced Energy Solution Holding Co. Ltd.	36,000	$ 779,300
Chroma ATE, Inc.	114,000	900,149
Delta Electronics, Inc.	126,000	1,348,562
Everlight Electronics Co. Ltd.	409,000	683,876
Simplo Technology Co. Ltd.	69,000	973,013
Sino-American Silicon Products, Inc.	167,000	1,122,236
Voltronic Power Technology Corp.	19,000	979,968
		$ 6,787,104
Thailand — 0.7%
Energy Absolute PCL NVDR	1,124,500	$ 1,058,237
		$ 1,058,237
United Kingdom — 3.6%
Croda International PLC	14,127	$ 874,114
Johnson Matthey PLC	50,556	1,142,481
Linde PLC	1,873	869,671
National Grid PLC	82,754	1,115,027
Smart Metering Systems PLC	73,199	879,463
United Utilities Group PLC	65,686	853,500
		$ 5,734,256
United States — 33.3%
AAON, Inc.	10,358	$ 912,540
Acuity Brands, Inc.	3,589	964,472
AECOM	9,551	936,762
AES Corp.	56,031	1,004,636
Alaska Air Group, Inc.(2)	22,473	966,114
Alphabet, Inc., Class A(2)	6,151	928,370
Ameresco, Inc., Class A(2)	31,248	754,014
Applied Materials, Inc.	4,224	871,116
Aptiv PLC(2)	12,674	1,009,484
Arcadium Lithium PLC(1)(2)	191,742	826,408
Array Technologies, Inc.(2)	81,233	1,211,184
Autodesk, Inc.(2)	3,254	847,407
Bloom Energy Corp., Class A(1)(2)	103,073	1,158,541
BorgWarner, Inc.	34,541	1,199,954
Brookfield Renewable Corp., Class A	49,439	1,214,716
ChargePoint Holdings, Inc.(1)(2)	380,427	722,811
Clearway Energy, Inc., Class C	52,792	1,216,856
Cummins, Inc.	3,130	922,255
Eaton Corp. PLC	4,010	1,253,847
Emerson Electric Co.	10,383	1,177,640
EnerSys	10,817	1,021,774
Enphase Energy, Inc.(2)	9,275	1,122,089

10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Equinix, Inc.	958	$ 790,666
FedEx Corp.	3,421	991,201
First Solar, Inc.(2)	7,502	1,266,338
General Mills, Inc.	13,102	916,747
Gibraltar Industries, Inc.(2)	10,080	811,742
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,837	960,971
Hubbell, Inc.	3,121	1,295,371
International Business Machines Corp.	4,603	878,989
Itron, Inc.(2)	9,061	838,324
Johnson Controls International PLC	18,011	1,176,479
Microsoft Corp.	2,059	866,262
MYR Group, Inc.(2)	5,886	1,040,351
NextEra Energy Partners LP	41,536	1,249,403
NextEra Energy, Inc.	15,432	986,259
ON Semiconductor Corp.(2)	15,856	1,166,209
Ormat Technologies, Inc.	18,440	1,220,544
Owens Corning	6,365	1,061,682
Power Integrations, Inc.	14,070	1,006,709
Quanta Services, Inc.	3,526	916,055
Rockwell Automation, Inc.	3,631	1,057,819
SolarEdge Technologies, Inc.(2)	14,881	1,056,253
Stanley Black & Decker, Inc.	9,538	934,056
SunPower Corp.(1)(2)	265,015	795,045
Sunrun, Inc.(2)	94,947	1,251,401
Tesla, Inc.(2)	6,603	1,160,741
Trane Technologies PLC	3,952	1,186,390
Universal Display Corp.	6,184	1,041,695
Waste Management, Inc.	4,141	882,654
Whirlpool Corp.	7,823	935,865
Wolfspeed, Inc.(2)	37,621	1,109,819
		$ 53,095,030
Total Common Stocks (identified cost $185,489,055)		$159,175,613

Short-Term Investments — 4.9%
Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	4,955	$ 4,955
Total Affiliated Fund (identified cost $4,955)		$ 4,955
Securities Lending Collateral — 4.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	7,852,903	$ 7,852,903
Total Securities Lending Collateral (identified cost $7,852,903)		$ 7,852,903
Total Short-Term Investments (identified cost $7,857,858)		$ 7,857,858

Total Investments — 104.7% (identified cost $193,346,913)	$ 167,033,471
Other Assets, Less Liabilities — (4.7)%	$ (7,544,049)
Net Assets — 100.0%	$ 159,489,422

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $13,909,834.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $7,895,344 or 5.0% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	39.6%
Utilities	25.3
Information Technology	16.4
Consumer Discretionary	6.1
Materials	6.1
Real Estate	2.2
Consumer Staples	1.8
Energy	1.1
Financials	0.6
Communication Services	0.6
Total	99.8%

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
12
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 2.3%
Reece Ltd.(1)	293,201	$ 5,368,427
Reliance Worldwide Corp. Ltd.	2,198,905	8,251,036
		$ 13,619,463
Austria — 0.9%
Wienerberger AG	147,533	$ 5,374,007
		$ 5,374,007
Brazil — 3.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	522,525	$ 8,794,096
Cia de Saneamento de Minas Gerais Copasa MG	1,516,692	6,586,424
Cia De Sanena Do Parana	1,327,500	6,889,745
		$ 22,270,265
Canada — 1.1%
Gildan Activewear, Inc.	90,730	$ 3,367,168
Stantec, Inc.(1)	37,839	3,141,540
		$ 6,508,708
Chile — 1.1%
Aguas Andinas SA, Class A	21,883,907	$ 6,385,581
		$ 6,385,581
China — 4.0%
Beijing Enterprises Water Group Ltd.	28,047,452	$ 6,243,202
China Everbright Environment Group Ltd.(1)	8,504,666	3,306,236
China Lesso Group Holdings Ltd.	8,010,578	3,798,868
China Water Affairs Group Ltd.(1)	8,838,421	5,184,118
Guangdong Investment Ltd.	12,073,427	5,172,128
		$ 23,704,552
Denmark — 0.6%
Novonesis (Novozymes) B, Class B	55,798	$ 3,282,122
		$ 3,282,122
Finland — 1.3%
Kemira OYJ	417,421	$ 7,890,880
		$ 7,890,880
France — 3.4%
Eurofins Scientific SE	52,885	$ 3,368,796
L'Oreal SA	6,614	3,132,203
LVMH Moet Hennessy Louis Vuitton SE	3,466	3,118,693
Veolia Environnement SA	309,671	10,074,160
		$ 19,693,852
Germany — 1.1%
GEA Group AG	77,248	$ 3,266,055
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	41,998	$ 3,375,632
		$ 6,641,687
Italy — 2.2%
ACEA SpA	419,563	$ 7,436,095
Interpump Group SpA(1)	106,414	5,186,283
		$ 12,622,378
Japan — 7.5%
Daiseki Co. Ltd.	261,600	$ 6,386,540
Ebara Corp.	66,156	6,020,884
Kurita Water Industries Ltd.	201,442	8,351,785
Lixil Corp.	632,700	7,797,623
Organo Corp.	138,800	6,883,104
Sekisui Chemical Co. Ltd.	224,400	3,283,108
TOTO Ltd.	188,800	5,293,013
		$ 44,016,057
Mexico — 0.9%
Orbia Advance Corp. SAB de CV	2,523,500	$ 5,280,548
		$ 5,280,548
Netherlands — 1.5%
Aalberts NV	116,431	$ 5,597,922
Arcadis NV	54,200	3,319,187
		$ 8,917,109
Singapore — 1.1%
CDL Hospitality Trusts	4,404,801	$ 3,326,970
City Developments Ltd.(1)	749,700	3,247,585
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$ 6,574,555
South Korea — 1.9%
Coway Co. Ltd.	188,056	$ 7,860,577
LG Chem Ltd.	9,293	3,041,646
		$ 10,902,223
Spain — 1.2%
Acciona SA(1)	28,239	$ 3,436,704
Iberdrola SA	275,081	3,416,603
		$ 6,853,307
Sweden — 0.6%
Fabege AB	386,484	$ 3,613,805
		$ 3,613,805
Switzerland — 4.8%
Belimo Holding AG	11,062	$ 5,429,078
Geberit AG	10,558	6,239,606
Georg Fischer AG	72,604	5,384,765
Roche Holding AG	12,001	3,064,082

13
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	10,845	$ 3,226,932
Sulzer AG	40,352	4,910,845
		$ 28,255,308
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	143,294	$ 3,432,780
		$ 3,432,780
Thailand — 1.0%
Amata Corp. PCL	9,485,400	$ 6,141,506
		$ 6,141,506
United Kingdom — 9.0%
CNH Industrial NV	264,549	$ 3,428,555
Croda International PLC	52,139	3,226,122
Ferguson PLC	31,444	6,868,313
Genuit Group PLC	868,614	4,824,955
Halma PLC	106,940	3,193,267
Marlowe PLC(3)	499,838	3,279,611
Mondi PLC	177,437	3,125,251
Pennon Group PLC	898,541	7,337,805
Severn Trent PLC	273,497	8,533,995
United Utilities Group PLC	672,087	8,732,855
		$ 52,550,729
United States — 47.8%
A.O. Smith Corp.	69,310	$ 6,200,473
Advanced Drainage Systems, Inc.	35,638	6,138,289
AECOM	65,972	6,470,534
Agilent Technologies, Inc.	22,684	3,300,749
American States Water Co.	106,507	7,694,066
American Water Works Co., Inc.	81,421	9,950,460
Badger Meter, Inc.	52,820	8,546,804
Ball Corp.	49,381	3,326,304
Brookfield Renewable Corp., Class A(1)	133,278	3,274,640
California Water Service Group	165,913	7,711,636
Chemed Corp.	9,093	5,837,069
CMS Energy Corp.	55,105	3,325,036
Core & Main, Inc., Class A(3)	119,188	6,823,513
Cousins Properties, Inc.	138,595	3,331,824
Ecolab, Inc.	48,163	11,120,837
Energy Recovery, Inc.(3)	430,142	6,791,942
Entegris, Inc.	23,529	3,306,766
Essential Utilities, Inc.	252,947	9,371,686
FMC Corp.	55,174	3,514,584
Fortune Brands Innovations, Inc.	70,774	5,992,435
Franklin Electric Co., Inc.	49,926	5,332,596
Gorman-Rupp Co.	111,057	4,392,304
Hawkins, Inc.	102,021	7,835,213
Hilton Worldwide Holdings, Inc.	15,473	3,300,546
IDEXX Laboratories, Inc.(3)	5,496	2,967,455
Security	Shares	Value
United States (continued)
Ingersoll Rand, Inc.	34,615	$ 3,286,694
Intel Corp.	73,435	3,243,624
Itron, Inc.(3)	34,110	3,155,857
Levi Strauss & Co., Class A(1)	173,988	3,478,020
Lindsay Corp.	37,501	4,412,368
Masco Corp.	79,062	6,236,411
Middlesex Water Co.	128,838	6,763,995
Mondelez International, Inc., Class A	43,265	3,028,550
Mueller Industries, Inc.	104,834	5,653,698
Mueller Water Products, Inc., Class A	311,948	5,019,243
Nucor Corp.	16,440	3,253,476
Parker-Hannifin Corp.	5,904	3,281,384
Pentair PLC	120,149	10,265,531
Procter & Gamble Co.	19,890	3,227,152
Roper Technologies, Inc.	5,804	3,255,115
SJW Group	129,624	7,335,422
Tetra Tech, Inc.	50,981	9,416,701
Trimble, Inc.(3)	51,665	3,325,159
Valmont Industries, Inc.	24,552	5,604,731
Veralto Corp.	113,518	10,064,506
Waters Corp.(3)	9,369	3,225,091
Watts Water Technologies, Inc., Class A	41,713	8,866,098
Xylem, Inc.	80,368	10,386,760
Zurn Elkay Water Solutions Corp., Class C	263,343	8,814,090
		$280,457,437
Total Common Stocks (identified cost $440,220,280)		$584,988,859

Short-Term Investments — 0.6%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	3,944	$ 3,944
Total Affiliated Fund (identified cost $3,944)		$ 3,944
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	3,442,297	$ 3,442,297
Total Securities Lending Collateral (identified cost $3,442,297)		$ 3,442,297
Total Short-Term Investments (identified cost $3,446,241)		$ 3,446,241

14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.3% (identified cost $443,666,521)	$ 588,435,100
Other Assets, Less Liabilities — (0.3)%	$ (1,525,601)
Net Assets — 100.0%	$ 586,909,499

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $18,680,176.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	44.6%
Utilities	25.5
Materials	10.8
Information Technology	5.4
Consumer Discretionary	4.2
Health Care	3.7
Real Estate	3.3
Consumer Staples	2.2
Total	99.7%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

15
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $193,341,958 and $443,662,577, respectively) - including $13,909,834 and $18,680,176, respectively, of securities on loan	$ 167,028,516	$ 588,431,156
Investments in securities of affiliated issuers, at value (identified cost $4,955 and $3,944, respectively)	4,955	3,944
Cash	5,595	136,288
Cash denominated in foreign currency, at value (cost $60,472 and $86,410, respectively)	59,803	86,228
Receivable for investments sold	278,307	397,309
Receivable for capital shares sold	163,178	259,755
Dividends receivable	157,912	1,751,441
Dividends and interest receivable - affiliated	312	1,394
Securities lending income receivable	8,979	9,754
Tax reclaims receivable	175,346	450,591
Receivable from affiliates	45,046	25,681
Directors' deferred compensation plan	51,013	263,694
Total assets	$167,978,962	$591,817,235
Liabilities
Demand note payable	$ 240,000	$ 340,000
Payable for capital shares redeemed	20,987	138,390
Payable for foreign capital gains taxes	46,268	—
Deposits for securities loaned	7,852,903	3,442,297
Payable to affiliates:
Investment advisory fee	100,158	356,598
Administrative fee	16,029	59,323
Distribution and service fees	24,237	68,713
Sub-transfer agency fee	23,268	15,548
Directors' deferred compensation plan	51,013	263,694
Accrued expenses	114,677	223,173
Total liabilities	$ 8,489,540	$ 4,907,736
Net Assets	$159,489,422	$586,909,499
Sources of Net Assets
Paid-in capital	$ 194,618,622	$ 420,872,109
Distributable earnings (accumulated loss)	(35,129,200)	166,037,390
Net Assets	$159,489,422	$586,909,499
Class A Shares
Net Assets	$ 85,812,968	$ 247,380,136
Shares Outstanding	7,779,958	8,497,974
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.03	$ 29.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 11.64	$ 30.72
Class C Shares
Net Assets	$ 7,541,853	$ 19,633,705
Shares Outstanding	734,336	735,713
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.27	$ 26.69
16
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2024
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$ 66,134,601	$ 319,895,658
Shares Outstanding	5,895,086	10,911,223
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.22	$ 29.32

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $86,976 and $311,532, respectively)	$ 1,053,076	$ 5,636,261
Dividend income - affiliated issuers	2,567	16,386
Interest income	141	189
Interest income - affiliated issuers	617	1,943
Securities lending income, net	50,871	27,171
Total investment income	$1,107,272	$ 5,681,950
Expenses
Investment advisory fee	$ 595,099	$ 1,998,967
Administrative fee	95,216	331,966
Distribution and service fees:
Class A	105,514	289,274
Class C	38,505	98,417
Directors' fees and expenses	4,153	14,680
Custodian fees	21,391	30,264
Transfer agency fees and expenses	148,784	320,145
Accounting fees	25,739	67,075
Professional fees	22,230	23,853
Registration fees	27,257	25,886
Reports to shareholders	24,479	21,083
Miscellaneous	18,187	53,226
Total expenses	$1,126,554	$ 3,274,836
Waiver and/or reimbursement of expenses by affiliates	$ (193,777)	$ (140,891)
Net expenses	$ 932,777	$ 3,133,945
Net investment income	$ 174,495	$ 2,548,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $7,922 and $0, respectively)	$ 4,801,705	$ 26,473,744
Foreign currency transactions	(15,021)	48,154
Net realized gain	$4,786,684	$26,521,898
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $46,268 and $0, respectively)	$ 3,941,143	$ 68,060,829
Investment securities - affiliated issuers	2,742	8,637
Foreign currency	6,519	1,156
Net change in unrealized appreciation (depreciation)	$3,950,404	$68,070,622
Net realized and unrealized gain	$8,737,088	$94,592,520
Net increase in net assets from operations	$8,911,583	$97,140,525
18
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 174,495	$ 1,755,324	$ 2,548,005	$ 7,043,670
Net realized gain	4,786,684	8,879,042	26,521,898	9,206,305
Net change in unrealized appreciation (depreciation)	3,950,404	1,401,904	68,070,622	58,924,095
Net increase in net assets from operations	$ 8,911,583	$ 12,036,270	$ 97,140,525	$ 75,174,070
Distributions to shareholders:
Class A	$ (758,821)	$ (595,608)	$ (6,121,664)	$ (3,151,056)
Class C	(5,763)	—	(408,438)	(165,691)
Class I	(770,716)	(647,981)	(8,722,518)	(4,669,943)
Total distributions to shareholders	$ (1,535,300)	$ (1,243,589)	$ (15,252,620)	$ (7,986,690)
Capital share transactions:
Class A	$ (4,316,135)	$ 967,655	$ (4,318,248)	$ (7,351,512)
Class C	(984,245)	(779,179)	(2,906,523)	(7,194,736)
Class I	(5,216,561)	(4,844,523)	(6,326,906)	1,128,518
Net decrease in net assets from capital share transactions	$ (10,516,941)	$ (4,656,047)	$ (13,551,677)	$ (13,417,730)
Net increase (decrease) in net assets	$ (3,140,658)	$ 6,136,634	$ 68,336,228	$ 53,769,650
Net Assets
At beginning of period	$ 162,630,080	$ 156,493,446	$ 518,573,271	$ 464,803,621
At end of period	$159,489,422	$162,630,080	$586,909,499	$518,573,271
19
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2024
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.52	$ 9.86	$ 12.79	$ 9.54	$ 7.08	$ 6.95
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.11	$ 0.08	$ 0.06	$ 0.06	$ 0.08
Net realized and unrealized gain (loss)	0.59	0.62	(2.98)	3.27	2.48	0.15
Total income (loss) from operations	$ 0.60	$ 0.73	$ (2.90)	$ 3.33	$ 2.54	$ 0.23
Less Distributions
From net investment income	$ (0.09)	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.10)
Total distributions	$ (0.09)	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.10)
Net asset value — End of period	$ 11.03	$ 10.52	$ 9.86	$ 12.79	$ 9.54	$ 7.08
Total Return(2)	5.73% (3)	7.38%	(22.71)%	35.00%	36.12%	3.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,813	$86,112	$79,841	$100,038	$62,428	$47,596
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.49% (5)	1.43%	1.40%	1.42%	1.54%	1.72%
Net expenses	1.24% (5)(6)	1.24% (6)	1.24% (6)	1.24%	1.24%	1.26%
Net investment income	0.15% (5)	0.93%	0.65%	0.48%	0.76%	1.27%
Portfolio Turnover	16% (3)	42%	43%	50%	45%	40%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
20
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2024
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.76	$ 9.15	$ 11.93	$ 8.92	$ 6.63	$ 6.50
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ 0.02	$ (0.01)	$ (0.03)	$ (0.00)(2)	$ 0.02
Net realized and unrealized gain (loss)	0.55	0.59	(2.77)	3.06	2.32	0.16
Total income (loss) from operations	$ 0.52	$ 0.61	$ (2.78)	$ 3.03	$ 2.32	$ 0.18
Less Distributions
From net investment income	$ (0.01)	$ —	$ —	$ (0.02)	$ (0.03)	$ (0.05)
Total distributions	$ (0.01)	$ —	$ —	$ (0.02)	$ (0.03)	$ (0.05)
Net asset value — End of period	$10.27	$ 9.76	$ 9.15	$ 11.93	$ 8.92	$ 6.63
Total Return(3)	5.30% (4)	6.67%	(23.30)%	33.93%	35.03%	2.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,542	$8,151	$ 8,304	$11,009	$ 7,841	$6,752
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.24% (6)	2.18%	2.16%	2.17%	2.29%	2.48%
Net expenses	1.99% (6)(7)	1.99% (7)	1.99% (7)	1.99%	1.99%	2.01%
Net investment income (loss)	(0.61)% (6)	0.17%	(0.11)%	(0.27)%	(0.01)%	0.38%
Portfolio Turnover	16% (4)	42%	43%	50%	45%	40%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
21
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2024
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.71	$ 10.03	$ 13.01	$ 9.70	$ 7.20	$ 7.07
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.13	$ 0.11	$ 0.10	$ 0.08	$ 0.11
Net realized and unrealized gain (loss)	0.61	0.64	(3.02)	3.31	2.52	0.14
Total income (loss) from operations	$ 0.63	$ 0.77	$ (2.91)	$ 3.41	$ 2.60	$ 0.25
Less Distributions
From net investment income	$ (0.12)	$ (0.09)	$ (0.07)	$ (0.10)	$ (0.10)	$ (0.12)
Total distributions	$ (0.12)	$ (0.09)	$ (0.07)	$ (0.10)	$ (0.10)	$ (0.12)
Net asset value — End of period	$ 11.22	$ 10.71	$ 10.03	$ 13.01	$ 9.70	$ 7.20
Total Return(2)	5.90% (3)	7.69%	(22.52)%	35.28%	36.40%	3.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,135	$68,366	$68,349	$114,371	$45,676	$23,867
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.24% (5)	1.18%	1.15%	1.17%	1.29%	1.47%
Net expenses	0.99% (5)(6)	0.99% (6)	0.99% (6)	0.99%	0.99%	0.98%
Net investment income	0.40% (5)	1.15%	0.88%	0.80%	1.08%	1.60%
Portfolio Turnover	16% (3)	42%	43%	50%	45%	40%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
22
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2024
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 25.07	$ 21.93	$ 28.61	$ 21.67	$ 20.70	$ 20.00
Income (Loss) From Operations
Net investment income(1)	$ 0.11	$ 0.31	$ 0.22	$ 0.33	$ 0.14	$ 0.23
Net realized and unrealized gain (loss)	4.65	3.19	(6.62)	6.80	1.02	0.70
Total income (loss) from operations	$ 4.76	$ 3.50	$ (6.40)	$ 7.13	$ 1.16	$ 0.93
Less Distributions
From net investment income	$ (0.34)	$ (0.20)	$ (0.28)	$ (0.19)	$ (0.19)	$ (0.23)
From net realized gain	(0.38)	(0.16)	—	—	—	—
Total distributions	$ (0.72)	$ (0.36)	$ (0.28)	$ (0.19)	$ (0.19)	$ (0.23)
Net asset value — End of period	$ 29.11	$ 25.07	$ 21.93	$ 28.61	$ 21.67	$ 20.70
Total Return(2)	19.13% (3)	16.00%	(22.62)%	33.05%	5.57%	4.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247,380	$217,322	$196,323	$246,978	$180,956	$181,139
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.29% (5)	1.29%	1.28%	1.29%	1.34%	1.38%
Net expenses	1.24% (5)(6)	1.24% (6)	1.24% (6)	1.24%	1.24%	1.25%
Net investment income	0.81% (5)	1.20%	0.83%	1.21%	0.70%	1.17%
Portfolio Turnover	21% (3)	30%	25%	27%	35%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
23
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2024
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 22.94	$ 20.06	$ 26.19	$ 19.84	$ 18.98	$ 18.32
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.01	$ 0.09	$ 0.00(2)	$ 0.10	$ (0.02)	$ 0.08
Net realized and unrealized gain (loss)	4.25	2.95	(6.06)	6.26	0.92	0.66
Total income (loss) from operations	$ 4.26	$ 3.04	$ (6.06)	$ 6.36	$ 0.90	$ 0.74
Less Distributions
From net investment income	$ (0.13)	$ —	$ (0.07)	$ (0.01)	$ (0.04)	$ (0.08)
From net realized gain	(0.38)	(0.16)	—	—	—	—
Total distributions	$ (0.51)	$ (0.16)	$ (0.07)	$ (0.01)	$ (0.04)	$ (0.08)
Net asset value — End of period	$ 26.69	$ 22.94	$ 20.06	$ 26.19	$ 19.84	$ 18.98
Total Return(3)	18.67% (4)	15.16%	(23.20)%	32.05%	4.75%	4.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,634	$19,588	$23,291	$41,631	$39,358	$50,369
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.04% (6)	2.04%	2.03%	2.04%	2.09%	2.13%
Net expenses	1.99% (6)(7)	1.99% (7)	1.99% (7)	1.99%	1.99%	2.01%
Net investment income (loss)	0.05% (6)	0.40%	0.02%	0.42%	(0.08)%	0.43%
Portfolio Turnover	21% (4)	30%	25%	27%	35%	28%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
24
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2024
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 25.28	$ 22.11	$ 28.84	$ 21.83	$ 20.85	$ 20.15
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.38	$ 0.30	$ 0.40	$ 0.20	$ 0.29
Net realized and unrealized gain (loss)	4.69	3.22	(6.68)	6.86	1.02	0.70
Total income (loss) from operations	$ 4.83	$ 3.60	$ (6.38)	$ 7.26	$ 1.22	$ 0.99
Less Distributions
From net investment income	$ (0.41)	$ (0.27)	$ (0.35)	$ (0.25)	$ (0.24)	$ (0.29)
From net realized gain	(0.38)	(0.16)	—	—	—	—
Total distributions	$ (0.79)	$ (0.43)	$ (0.35)	$ (0.25)	$ (0.24)	$ (0.29)
Net asset value — End of period	$ 29.32	$ 25.28	$ 22.11	$ 28.84	$ 21.83	$ 20.85
Total Return(2)	19.25% (3)	16.32%	(22.44)%	33.41%	5.83%	5.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$319,896	$281,663	$245,189	$274,586	$189,141	$179,839
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.04% (5)	1.04%	1.03%	1.04%	1.09%	1.13%
Net expenses	0.99% (5)(6)	0.99% (6)	0.99% (6)	0.99%	0.99%	0.97%
Net investment income	1.06% (5)	1.46%	1.11%	1.47%	0.97%	1.48%
Portfolio Turnover	21% (3)	30%	25%	27%	35%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
25
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
26

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated each Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2024, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$ 1,264,961	$ —	$ 1,264,961
Belgium	—	1,044,584	—	1,044,584
Brazil	1,087,987	—	—	1,087,987
Canada	6,659,417	—	—	6,659,417
Chile	1,064,953	—	—	1,064,953
China	1,398,421	7,682,848	—	9,081,269
Denmark	—	4,515,576	—	4,515,576
Finland	—	841,168	—	841,168
France	—	8,957,375	—	8,957,375
Germany	—	13,836,257	—	13,836,257
Greece	—	1,100,175	—	1,100,175
India	—	980,470	—	980,470
Ireland	—	968,779	—	968,779
Italy	—	4,517,309	—	4,517,309
Japan	—	7,884,975	—	7,884,975
Netherlands	—	1,798,613	—	1,798,613
New Zealand	—	3,692,062	—	3,692,062
Norway	—	1,951,400	—	1,951,400
Singapore	—	875,033	—	875,033
South Korea	—	4,826,009	—	4,826,009
Spain	1,076,312	7,336,350	—	8,412,662
Sweden	—	4,378,067	—	4,378,067
Switzerland	—	2,761,885	—	2,761,885
Taiwan	—	6,787,104	—	6,787,104
Thailand	—	1,058,237	—	1,058,237
United Kingdom	869,671	4,864,585	—	5,734,256
United States	53,095,030	—	—	53,095,030
Total Common Stocks	$65,251,791	$93,923,822 (1)	$ —	$159,175,613
Short-Term Investments:
Affiliated Fund	$ 4,955	$ —	$ —	$ 4,955
27

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions — continued
Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 7,852,903	$ —	$ —	$ 7,852,903
Total Investments	$73,109,649	$93,923,822	$ —	$167,033,471

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$ 13,619,463	$ —	$ 13,619,463
Austria	—	5,374,007	—	5,374,007
Brazil	22,270,265	—	—	22,270,265
Canada	6,508,708	—	—	6,508,708
Chile	—	6,385,581	—	6,385,581
China	—	23,704,552	—	23,704,552
Denmark	—	3,282,122	—	3,282,122
Finland	—	7,890,880	—	7,890,880
France	—	19,693,852	—	19,693,852
Germany	—	6,641,687	—	6,641,687
Italy	—	12,622,378	—	12,622,378
Japan	—	44,016,057	—	44,016,057
Mexico	—	5,280,548	—	5,280,548
Netherlands	—	8,917,109	—	8,917,109
Singapore	—	6,574,555	0	6,574,555
South Korea	—	10,902,223	—	10,902,223
Spain	—	6,853,307	—	6,853,307
Sweden	—	3,613,805	—	3,613,805
Switzerland	—	28,255,308	—	28,255,308
Taiwan	—	3,432,780	—	3,432,780
Thailand	—	6,141,506	—	6,141,506
United Kingdom	13,422,119	39,128,610	—	52,550,729
United States	280,457,437	—	—	280,457,437
Total Common Stocks	$322,658,529	$262,330,330 (2)	$ 0	$584,988,859
Short-Term Investments:
Affiliated Fund	$ 3,944	$ —	$ —	$ 3,944
Securities Lending Collateral	3,442,297	—	—	3,442,297
Total Investments	$326,104,770	$262,330,330	$ 0	$588,435,100

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
28

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
29

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the six months ended March 31, 2024, the investment advisory fee for Global Energy Solutions and Global Water amounted to $595,099 and $1,998,967, respectively, or 0.75% and 0.72% (annualized), respectively, of each Fund’s average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $83 and $547 for Global Energy Solutions and Global Water, respectively, relating to each Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $193,694 and $140,344 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $95,216 and $331,966 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2024 amounted to $105,514 and $289,274, respectively, for Class A shares and $38,505 and $98,417, respectively, for Class C shares.
The Funds were informed that EVD received $5,115 and $9,914 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $3,664 for Global Water and none for Global Energy Solutions.
For the six months ended March 31, 2024, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$ —(1)	$ —(1)
Class C	154	431

(1)	Amount is less than $100.
30

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $36,678 and $32,892, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$24,637,335	$113,794,708
Sales	36,000,620	140,117,156
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, Global Energy Solutions, for federal income tax purposes, had deferred capital losses of $12,594,656 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $12,594,656 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2024, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$194,408,871	$450,353,726
Gross unrealized appreciation	$ 16,118,490	$ 178,974,045
Gross unrealized depreciation	(43,493,890)	(40,892,671)
Net unrealized appreciation (depreciation)	$ (27,375,400)	$138,081,374
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
31

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$ 13,909,834	$ 18,680,176
Collateral Received:
Cash	7,852,903	3,442,297
U.S. government and/or agencies securities	6,812,895	16,587,266
Total Collateral Received	$14,665,798	$20,029,563
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$7,852,903	$ —	$ —	$ —	$7,852,903

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,442,297	$ —	$ —	$ —	$3,442,297
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2024 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2024, Global Energy Solutions and Global Water had balances outstanding pursuant to this line of credit of $240,000 and $340,000, respectively, at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
32

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
During the six months ended March 31, 2024, each Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM’s affiliate serves on the CIC Board.
At March 31, 2024, the value of each Fund's investment in the Notes and in funds that may be deemed to be affiliated was $4,955 for Global Energy Solutions, which represents less than 0.05% of its net assets and $3,944 for Global Water, which represents less than 0.05% of its net assets. Transactions in such investments by the Funds for the six months ended March 31, 2024 were as follows:
Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$197,258	$ —	$ (200,000)	$ —	$ 2,742	$ —	$ 617	$ —
Short-Term Investments
Liquidity Fund	551,742	5,042,843	(5,589,630)	—	—	4,955	2,567	4,955
Total				$ —	$2,742	$4,955	$ 3,184
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$621,363	$ —	$ (630,000)	$ —	$ 8,637	$ —	$ 1,943	$ —
Short-Term Investments
Liquidity Fund	362,628	32,959,336	(33,318,020)	—	—	3,944	16,386	3,944
Total				$ —	$8,637	$3,944	$18,329
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
33

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	291,781	$ 3,071,967	1,526,988	$ 17,497,678
Reinvestment of distributions	63,954	718,201	52,041	567,772
Shares redeemed	(760,137)	(8,106,303)	(1,493,378)	(17,097,795)
Net increase (decrease)	(404,402)	$ (4,316,135)	85,651	$ 967,655
Class C
Shares sold	13,230	$ 129,584	138,326	$ 1,451,994
Reinvestment of distributions	542	5,679	—	—
Shares redeemed	(114,740)	(1,119,508)	(210,195)	(2,231,173)
Net decrease	(100,968)	$ (984,245)	(71,869)	$ (779,179)
Class I
Shares sold	639,337	$ 6,820,192	1,839,563	$ 21,391,745
Reinvestment of distributions	67,002	765,167	58,005	643,274
Shares redeemed	(1,192,359)	(12,801,920)	(2,327,894)	(26,879,542)
Net decrease	(486,020)	$ (5,216,561)	(430,326)	$ (4,844,523)
Global Water
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	283,119	$ 7,680,527	769,086	$ 19,971,487
Reinvestment of distributions	196,253	5,449,947	115,463	2,804,596
Shares redeemed	(648,743)	(17,448,722)	(1,169,871)	(30,127,595)
Net decrease	(169,371)	$ (4,318,248)	(285,322)	$ (7,351,512)
Class C
Shares sold	22,418	$ 544,412	55,096	$ 1,304,972
Reinvestment of distributions	15,065	384,297	6,831	152,670
Shares redeemed	(155,727)	(3,835,232)	(369,066)	(8,652,378)
Net decrease	(118,244)	$ (2,906,523)	(307,139)	$ (7,194,736)
Class I
Shares sold	757,374	$ 20,399,413	1,793,282	$ 46,423,693
Reinvestment of distributions	283,879	7,934,434	171,517	4,191,867
Shares redeemed	(1,273,387)	(34,660,753)	(1,911,412)	(49,487,042)
Net increase (decrease)	(232,134)	$ (6,326,906)	53,387	$ 1,128,518
34

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
35

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
36

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

37

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
38

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
40

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24200     3.31.24

Calvert
Green Bond Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Green Bond Fund

Calvert
Green Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2013	10/31/2013	6.06%	3.54%	0.39%	1.47%
Class A with 3.25% Maximum Sales Charge	—	—	2.61	0.14	(0.27)	1.14
Class I at NAV	10/31/2013	10/31/2013	6.27	3.79	0.63	1.78
Class R6 at NAV	02/01/2019	10/31/2013	6.29	3.84	0.69	1.82

ICE BofA USD Green Bond Index	—	—	6.16%	3.91%	1.07%	2.02%
ICE BofA Green Bond Index - Hedged USD	—	—	7.44	6.64	0.15	1.97

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.78%	0.53%	0.48%
Net	0.73	0.48	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Green Bond Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond holdings)[1]

Country Allocation (% of total investments)
United States	69.3%
Netherlands	6.0
Luxembourg	4.8
Germany	3.5
Norway	2.1
Italy	1.9
Canada	1.6
France	1.5
United Kingdom	1.3
Israel	1.2
Sweden	1.1
Spain	1.1
Ireland	1.1
Other (less than 1.0% each)	3.5
Total	100.0%
Footnotes:
[1]	For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Green Bond Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Both the ICE BofA USD Green Bond Index and ICE BofA Green Bond Index - Hedged USD track the performance of securities issued for qualified “green” purposes. Qualifying bonds must have a clearly designated use of proceeds that is solely applied toward projects or activities that promote climate change mitigation or adaptation or other environmental sustainability purposes. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
The ICE BofA USD Green Bond Index commenced operations on December 31, 2014. The Ten Year return prior to that date reflects the Fund's previous primary benchmark, ICE BofA Green Bond Index - Hedged USD.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Green Bond Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,060.60	$3.76 **	0.73%
Class I	$1,000.00	$1,062.70	$2.48 **	0.48%
Class R6	$1,000.00	$1,062.90	$2.22 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.35	$3.69 **	0.73%
Class I	$1,000.00	$1,022.60	$2.43 **	0.48%
Class R6	$1,000.00	$1,022.85	$2.17 **	0.43%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Green Bond Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.6%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,481	$ 1,151,057
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,290	1,040,682
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	3,039	2,722,103
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	3,481	3,541,114
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,845	2,264,474
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,341	1,040,618
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,711	2,565,997
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	452	297,430
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	446	417,947
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,337	1,134,545
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	641	603,102
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,337	2,085,036
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,047	1,819,721
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0 (2)	2
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	967	839,980
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,112	973,312
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,373	1,109,369
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	799	628,698
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	624	555,302
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,821	1,486,488
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,780	1,638,961
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	305	293,458
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	36	33,910
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	45	44,250
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	73	69,867
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,023	801,726
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,093	2,565,380
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,788	5,338,099
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,392	2,092,883
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,219	3,424,161
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,812	1,378,529
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,535	4,932,059
Sunnova Sol Issuer LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,626	2,283,349
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,515	1,212,150
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,215	2,027,997
Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$7,328	$ 5,993,894
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	4,031	3,769,913
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,734	3,975,131
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,765	1,650,113
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	4,986	5,033,797
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,322	1,234,169
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,535	3,743,649
Total Asset-Backed Securities (identified cost $92,638,740)		$ 79,814,422

Commercial Mortgage-Backed Securities — 7.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,645,478
Series KG08, Class A2, 4.134%, 5/25/33(3)	19,100	18,278,036
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.931%, 9/25/27(3)	5,200	4,912,443
Series 2018-M4, Class A2, 3.064%, 3/25/28(3)	9,896	9,350,609
Series 2018-M13, Class A2, 3.739%, 9/25/30(3)	5,411	5,181,679
Series 2019-M1, Class A2, 3.547%, 9/25/28(3)	5,018	4,801,481
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,391	5,743,038
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	6,989,208
Total Commercial Mortgage-Backed Securities (identified cost $62,157,870)		$ 58,901,972

Corporate Bonds — 54.3%

Security	Principal Amount* (000’s omitted)	Value
Communications — 2.7%
Comcast Corp., 4.65%, 2/15/33(4)	6,000	$ 5,890,502
Verizon Communications, Inc.:
1.50%, 9/18/30	11,734	9,584,938
5.50%, 2/23/54	5,000	5,057,643
		$ 20,533,083
Consumer, Cyclical — 3.3%
Ford Motor Co., 3.25%, 2/12/32	14,521	$ 12,086,821

6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Cyclical (continued)
General Motors Co.:
5.40%, 10/15/29		2,300	$ 2,306,823
5.60%, 10/15/32(4)		5,177	5,240,973
Hyundai Capital America, 5.80%, 6/26/25(1)		5,280	5,293,884
			$ 24,928,501
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,724,948
Conservation Fund, 3.474%, 12/15/29		2,345	2,128,798
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,151,560
PepsiCo, Inc., 2.875%, 10/15/49		1,065	742,812
			$ 6,748,118
Energy — 0.6%
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)		855	$ 877,754
6.95%, 3/5/54(1)		1,500	1,545,192
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,165	1,986,290
			$ 4,409,236
Financial — 21.3%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$ 5,411,190
4.75%, 4/15/35		3,332	3,155,346
AXA SA, 1.375% to 4/7/31, 10/7/41(5)(6)	EUR	3,000	2,705,846
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(5)(6)	EUR	4,500	4,310,448
Bank Hapoalim BM, 3.255% to 10/21/26, 1/21/32(1)(5)(6)		7,600	6,834,718
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(5)(6)		2,361	2,334,049
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(5)		27,325	26,837,670
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(5)(6)	EUR	7,500	7,472,384
1.675% to 6/30/26, 6/30/27(1)(5)		1,155	1,064,329
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(5)(6)	EUR	4,000	4,045,568
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,850,226
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(5)		7,021	6,467,537
Digital Dutch Finco BV, 1.50%, 3/15/30(6)	EUR	6,300	5,924,809
Equinix, Inc., 1.00%, 9/15/25		3,000	2,806,734
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		12,396	11,688,252
3.75%, 9/15/30(1)(4)		6,592	5,543,332
6.00%, 4/15/25(1)		76	75,755
ING Groep NV:
0.875% to 3/9/27, 6/9/32(5)(6)	EUR	3,000	2,922,750
1.40% to 7/1/25, 7/1/26(1)(5)		6,632	6,299,939
4.625%, 1/6/26(1)		4,025	3,982,741
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(5)(6)	GBP	3,000	3,878,176
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(5)		8,300	8,471,107
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,594,560
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		2,720	2,581,049
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(5)(6)	EUR	3,200	$ 2,900,533
PNC Financial Services Group, Inc.:
2.20%, 11/1/24		7,377	7,230,468
4.758% to 1/26/26, 1/26/27(5)		920	911,734
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	6,440,078
Prologis LP, 1.25%, 10/15/30(4)		1,477	1,185,368
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,212,355
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,865,089
Regency Centers LP, 3.75%, 6/15/24		2,500	2,485,914
Toronto-Dominion Bank, 5.264%, 12/11/26		2,625	2,643,203
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,200,850
			$161,334,107
Government - Multinational — 7.9%
Asian Development Bank:
2.125%, 3/19/25		750	$ 729,261
2.375%, 8/10/27		4,000	3,744,110
3.125%, 9/26/28(4)		800	760,599
European Bank for Reconstruction & Development:
1.50%, 2/13/25		7,515	7,283,240
1.625%, 9/27/24		2,635	2,586,336
European Investment Bank:
0.75%, 9/23/30		4,000	3,211,089
1.625%, 5/13/31		3,960	3,325,703
2.375%, 5/24/27		8,671	8,151,399
2.50%, 10/15/24		6,200	6,108,738
2.875%, 6/13/25(1)		8,202	8,010,451
International Bank for Reconstruction & Development:
2.125%, 3/3/25		5,536	5,388,698
3.125%, 11/20/25		4,150	4,042,815
6.875%, 2/9/29	MXN	70,000	3,873,801
International Finance Corp., 2.125%, 4/7/26		2,879	2,738,509
			$ 59,954,749
Government - Regional — 1.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		8,785	$ 8,688,941
			$ 8,688,941
Industrial — 2.9%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,875	$ 2,959,625
Jabil, Inc., 4.25%, 5/15/27		5,000	4,848,539
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	3,828,183
Owens Corning, 3.95%, 8/15/29		1,382	1,307,589
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(7)		4,185	4,245,090

7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Xylem, Inc.:
1.95%, 1/30/28	3,400	$ 3,057,895
2.25%, 1/30/31	1,821	1,536,473
		$ 21,783,394
Technology — 2.9%
Apple, Inc., 3.00%, 6/20/27	14,550	$ 13,864,736
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31	6,100	5,109,669
3.40%, 5/1/30	2,861	2,598,032
		$ 21,572,437
Utilities — 10.6%
AES Corp., 2.45%, 1/15/31	10,727	$ 8,784,276
Avangrid, Inc., 3.15%, 12/1/24	3,029	2,977,797
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	2,313	1,946,512
Constellation Energy Generation LLC, 5.75%, 3/15/54	4,300	4,310,258
Enel Finance International NV:
1.375%, 7/12/26(1)	2,224	2,035,226
4.625%, 6/15/27(1)	6,500	6,393,262
5.00%, 6/15/32(1)	2,692	2,610,282
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)	11,594	9,401,187
MidAmerican Energy Co.:
3.15%, 4/15/50	1,600	1,117,081
3.65%, 8/1/48	4,490	3,454,554
4.25%, 7/15/49	4,190	3,570,375
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	16,515	14,635,065
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	2,004	1,877,136
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	982	811,351
Northern States Power Co., 2.60%, 6/1/51	6,100	3,764,948
NSTAR Electric Co., 3.25%, 5/15/29	4,000	3,753,853
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,075	1,936,183
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	3,406,902
4.10%, 6/15/48	1,000	791,531
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	2,670,211
		$ 80,247,990
Total Corporate Bonds (identified cost $443,327,187)		$410,200,556

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(8)	$1,000	$ 1,000,000
Total High Social Impact Investments (identified cost $1,000,000)		$ 1,000,000

Preferred Stocks — 1.5%

Security	Shares	Value
Electric Utilities — 1.0%
Brookfield BRP Holdings Canada, Inc.:
4.625%	316,363	$ 5,378,171
7.25% (9)	80,000	1,999,200
		$ 7,377,371
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,173,920
Series A2, 6.375%	169,100	2,436,731
		$ 3,610,651
Total Preferred Stocks (identified cost $16,484,469)		$ 10,988,022

Sovereign Government Bonds — 8.4%

Security	Principal Amount (000’s omitted)	Value
Chile Government International Bonds, 2.55%, 1/27/32(4)	$1,500	$ 1,269,569
Export-Import Bank of Korea, 5.125%, 1/11/33	1,429	1,459,321
Kommunalbanken AS:
0.50%, 10/21/24(6)	4,068	3,962,371
2.125%, 2/11/25(1)	3,000	2,921,811
2.125%, 2/11/25(6)	9,592	9,342,004
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	8,034	6,452,919
1.00%, 10/1/26	5,023	4,612,004
1.75%, 9/14/29	9,697	8,511,510
4.375%, 2/28/34	4,649	4,670,671
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)	12,100	9,866,587
2.375%, 3/24/26(1)	10,866	10,381,528
Total Sovereign Government Bonds (identified cost $65,769,077)		$ 63,450,295

8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,677,119
		$ 6,677,119
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,546,036
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(10)	120	120,016
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	534,818
Green Bonds, 2.184%, 9/1/31	500	423,155
Green Bonds, 2.264%, 9/1/32	445	369,786
Green Bonds, 2.344%, 9/1/33	1,445	1,181,923
		$ 4,175,734
Total Taxable Municipal Obligations (identified cost $13,402,485)		$ 10,852,853

U.S. Government Agencies and Instrumentalities — 0.9%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,149	$ 2,915,971
2.36%, 10/15/29	2,040	1,919,653
3.16%, 6/1/33	147	135,667
3.52%, 9/20/32	2,306	2,183,450
Total U.S. Government Agencies and Instrumentalities (identified cost $7,641,813)		$ 7,154,741

U.S. Government Agency Mortgage-Backed Securities — 9.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2053	$24,784	$ 24,697,749
6.00%, with various maturities to 2053	27,848	28,145,036
Federal National Mortgage Association:
2.68%, 7/1/26	1,901	1,811,104
5.00%, 7/1/53	7,171	7,006,298
5.50%, 7/1/53	7,422	7,396,273
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $68,561,027)		$ 69,056,460

Short-Term Investments — 7.0%
Affiliated Fund — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(11)	41,123,199	$ 41,123,199
Total Affiliated Fund (identified cost $41,123,199)		$ 41,123,199
Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(12)	11,835,780	$ 11,835,780
Total Securities Lending Collateral (identified cost $11,835,780)		$ 11,835,780
Total Short-Term Investments (identified cost $52,958,979)		$ 52,958,979
Total Investments — 101.1% (identified cost $823,941,647)		$764,378,300
Other Assets, Less Liabilities — (1.1)%		$ (8,666,051)
Net Assets — 100.0%		$ 755,712,249

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $214,339,504 or 28.4% of the Fund's net assets.
(2)	Principal amount is less than $500.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(4)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $13,537,151.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $56,633,656 or 7.5% of the Fund's net assets.
(7)	When-issued security.
(8)	Restricted security. Total market value of restricted securities amounts to $1,000,000, which represents 0.1% of the net assets of the Fund as of March 31, 2024.

9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

(9)	Non-income producing security.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(12)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	69.3%
Netherlands	6.0
Luxembourg	4.8
Germany	3.5
Other (less than 3.0% each)	16.4
Total	100.0%
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	116,195	CAD	156,951	State Street Bank and Trust Company	4/30/24	$ 276	$ —
USD	33,346,259	EUR	30,930,044	Credit Agricole Corporate and Investment Bank	4/30/24	—	(58,683)
USD	3,638,722	GBP	2,891,089	Barclays Bank PLC	4/30/24	—	(10,803)
USD	190,573	SEK	2,007,289	Credit Agricole Corporate and Investment Bank	4/30/24	2,844	—
						$3,120	$(69,486)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	582	Long	6/28/24	$119,009,907	$ (50,711)
U.S. 5-Year Treasury Note	641	Long	6/28/24	68,597,015	144,854
U.S. 10-Year Treasury Note	328	Long	6/18/24	36,341,375	180,464
U.S. Long Treasury Bond	255	Long	6/18/24	30,711,563	599,172
U.S. Ultra-Long Treasury Bond	154	Long	6/18/24	19,866,000	435,750
U.S. Ultra 10-Year Treasury Note	(275)	Short	6/18/24	(31,517,578)	(303,682)
					$1,005,847
10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$1,000,000

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $782,818,448) - including $13,537,151 of securities on loan	$ 723,255,101
Investments in securities of affiliated issuers, at value (identified cost $41,123,199)	41,123,199
Receivable for open forward foreign currency exchange contracts	3,120
Cash	529,716
Deposits at broker for futures contracts	3,874,313
Receivable for investments sold	493,005
Receivable for capital shares sold	886,960
Dividends and interest receivable	4,676,538
Dividends and interest receivable - affiliated	179,166
Securities lending income receivable	7,688
Receivable from affiliate	47,060
Directors' deferred compensation plan	102,794
Total assets	$ 775,178,660
Liabilities
Payable for variation margin on open futures contracts	$ 87,205
Payable for open forward foreign currency exchange contracts	69,486
Due to custodian - foreign currency, at value (cost $4,695)	4,833
Payable for when-issued securities	4,185,000
Payable for capital shares redeemed	587,496
Distributions payable	2,100,863
Deposits for securities loaned	11,835,780
Payable to affiliates:
Investment advisory fee	153,950
Administrative fee	76,380
Distribution and service fees	14,230
Sub-transfer agency fee	3,076
Directors' deferred compensation plan	102,794
Accrued expenses	245,318
Total liabilities	$ 19,466,411
Net Assets	$ 755,712,249
Sources of Net Assets
Paid-in capital	$ 877,783,110
Accumulated loss	(122,070,861)
Net Assets	$ 755,712,249
Class A Shares
Net Assets	$ 67,560,611
Shares Outstanding	4,848,967
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.93
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 14.40
Class I Shares
Net Assets	$ 640,005,022
Shares Outstanding	45,868,388
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.95
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 48,146,616
Shares Outstanding	3,448,653
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.96
On sales of $100,000 or more, the offering price of Class A shares is reduced.
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $17,049)	$ 387,906
Dividend income - affiliated issuers	654,208
Interest income	12,767,381
Interest income - affiliated issuers	5,242
Securities lending income, net	48,923
Other income	3,999
Total investment income	$ 13,867,659
Expenses
Investment advisory fee	$ 912,103
Administrative fee	437,809
Distribution and service fees:
Class A	82,298
Directors' fees and expenses	19,109
Custodian fees	12,657
Transfer agency fees and expenses	343,696
Accounting fees	83,499
Professional fees	30,726
Registration fees	34,307
Reports to shareholders	34,516
Miscellaneous	45,815
Total expenses	$ 2,036,535
Waiver and/or reimbursement of expenses by affiliates	$ (221,735)
Net expenses	$ 1,814,800
Net investment income	$ 12,052,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (16,989,335)
Futures contracts	913,559
Foreign currency transactions	(347,398)
Forward foreign currency exchange contracts	3,808,600
Net realized loss	$(12,614,574)
Change in unrealized appreciation (depreciation):
Investment securities	$ 45,607,767
Investment securities - affiliated issuers	23,307
Futures contracts	3,253,540
Foreign currency	6,670
Forward foreign currency exchange contracts	(4,366,991)
Net change in unrealized appreciation (depreciation)	$ 44,524,293
Net realized and unrealized gain	$ 31,909,719
Net increase in net assets from operations	$ 43,962,578
14
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,052,859	$ 19,302,590
Net realized loss	(12,614,574)	(63,987,261)
Net change in unrealized appreciation (depreciation)	44,524,293	56,930,852
Net increase in net assets from operations	$ 43,962,578	$ 12,246,181
Distributions to shareholders:
Class A	$ (1,235,933)	$ (1,696,277)
Class I	(12,326,955)	(17,290,487)
Class R6	(888,202)	(1,101,630)
Total distributions to shareholders	$ (14,451,090)	$ (20,088,394)
Capital share transactions:
Class A	$ 239,661	$ (5,830,686)
Class I	(2,904,174)	(37,057,031)
Class R6	5,500,201	3,270,565
Net increase (decrease) in net assets from capital share transactions	$ 2,835,688	$ (39,617,152)
Net increase (decrease) in net assets	$ 32,347,176	$ (47,459,365)
Net Assets
At beginning of period	$ 723,365,073	$ 770,824,438
At end of period	$755,712,249	$723,365,073
15
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.38	$ 13.51	$ 16.15	$ 16.36	$ 15.87	$ 14.82
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.32	$ 0.22	$ 0.21	$ 0.28	$ 0.34
Net realized and unrealized gain (loss)	0.60	(0.11)	(2.57)	(0.18)	0.55	1.05
Total income (loss) from operations	$ 0.81	$ 0.21	$ (2.35)	$ 0.03	$ 0.83	$ 1.39
Less Distributions
From net investment income	$ (0.26)	$ (0.33)	$ (0.24)	$ (0.24)	$ (0.32)	$ (0.34)
From net realized gain	—	(0.01)	(0.05)	—	(0.02)	—
Total distributions	$ (0.26)	$ (0.34)	$ (0.29)	$ (0.24)	$ (0.34)	$ (0.34)
Net asset value — End of period	$ 13.93	$ 13.38	$ 13.51	$ 16.15	$ 16.36	$ 15.87
Total Return(2)	6.06% (3)	1.49%	(14.67)%	0.17%	5.27%	9.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,561	$64,700	$71,019	$89,164	$77,991	$58,422
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79% (5)	0.78%	0.77%	0.76%	0.79%	0.86%
Net expenses	0.73% (5)(6)	0.73% (6)	0.73% (6)	0.73%	0.73%	0.77%
Net investment income	3.07% (5)	2.34%	1.49%	1.28%	1.77%	2.21%
Portfolio Turnover	12% (3)	32%	19%	23%	26%	21%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.39	$ 13.53	$ 16.17	$ 16.38	$ 15.89	$ 14.83
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.36	$ 0.26	$ 0.25	$ 0.32	$ 0.38
Net realized and unrealized gain (loss)	0.61	(0.12)	(2.57)	(0.18)	0.55	1.06
Total income (loss) from operations	$ 0.84	$ 0.24	$ (2.31)	$ 0.07	$ 0.87	$ 1.44
Less Distributions
From net investment income	$ (0.28)	$ (0.37)	$ (0.28)	$ (0.28)	$ (0.36)	$ (0.38)
From net realized gain	—	(0.01)	(0.05)	—	(0.02)	—
Total distributions	$ (0.28)	$ (0.38)	$ (0.33)	$ (0.28)	$ (0.38)	$ (0.38)
Net asset value — End of period	$ 13.95	$ 13.39	$ 13.53	$ 16.17	$ 16.38	$ 15.89
Total Return(2)	6.27% (3)	1.67%	(14.44)%	0.42%	5.53%	9.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$640,005	$617,734	$661,646	$863,670	$532,149	$285,796
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54% (5)	0.53%	0.52%	0.51%	0.54%	0.61%
Net expenses	0.48% (5)(6)	0.48% (6)	0.48% (6)	0.48%	0.48%	0.48%
Net investment income	3.32% (5)	2.59%	1.73%	1.52%	2.00%	2.47%
Portfolio Turnover	12% (3)	32%	19%	23%	26%	21%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 13.40	$ 13.54	$ 16.18	$ 16.39	$ 15.90	$ 15.01
Income (Loss) From Operations
Net investment income(2)	$ 0.23	$ 0.36	$ 0.29	$ 0.26	$ 0.32	$ 0.26
Net realized and unrealized gain (loss)	0.61	(0.12)	(2.59)	(0.18)	0.55	0.89
Total income (loss) from operations	$ 0.84	$ 0.24	$ (2.30)	$ 0.08	$ 0.87	$ 1.15
Less Distributions
From net investment income	$ (0.28)	$ (0.37)	$ (0.29)	$ (0.29)	$ (0.36)	$ (0.26)
From net realized gain	—	(0.01)	(0.05)	—	(0.02)	—
Total distributions	$ (0.28)	$ (0.38)	$ (0.34)	$ (0.29)	$ (0.38)	$ (0.26)
Net asset value — End of period	$ 13.96	$ 13.40	$ 13.54	$16.18	$16.39	$15.90
Total Return(3)	6.29% (4)	1.72%	(14.39)%	0.47%	5.58%	7.68% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,147	$40,931	$38,160	$ 9,277	$ 3,208	$ 581
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49% (6)	0.48%	0.47%	0.46%	0.49%	0.54% (6)
Net expenses	0.43% (6)(7)	0.43% (7)	0.43% (7)	0.43%	0.43%	0.43% (6)
Net investment income	3.38% (6)	2.65%	1.96%	1.56%	1.99%	2.49% (6)
Portfolio Turnover	12% (4)	32%	19%	23%	26%	21% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2019.
18
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior-floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
19

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 79,814,422	$ —	$ 79,814,422
Commercial Mortgage-Backed Securities	—	58,901,972	—	58,901,972
Corporate Bonds	—	410,200,556	—	410,200,556
High Social Impact Investments	—	1,000,000	—	1,000,000
Preferred Stocks	10,988,022	—	—	10,988,022
Sovereign Government Bonds	—	63,450,295	—	63,450,295
Taxable Municipal Obligations	—	10,852,853	—	10,852,853
U.S. Government Agencies and Instrumentalities	—	7,154,741	—	7,154,741
U.S. Government Agency Mortgage-Backed Securities	—	69,056,460	—	69,056,460
Short-Term Investments:
Affiliated Fund	41,123,199	—	—	41,123,199
Securities Lending Collateral	11,835,780	—	—	11,835,780
Total Investments	$63,947,001	$700,431,299	$ —	$764,378,300
Forward Foreign Currency Exchange Contracts	$ —	$ 3,120	$ —	$ 3,120
Futures Contracts	1,360,240	—	—	1,360,240
Total	$65,307,241	$700,434,419	$ —	$765,741,660
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (69,486)	$ —	$ (69,486)
Futures Contracts	(354,393)	—	—	(354,393)
Total	$ (354,393)	$ (69,486)	$ —	$ (423,879)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged
20

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
21

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

L   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $912,103.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $19,258 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $202,477.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $437,809.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $82,298 for Class A shares.
The Fund was informed that EVD received $2,509 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $6,392 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
22

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $59,115,588 and $97,632,872, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $24,132,459 and $22,968,194, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $54,320,012 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $5,493,964 are short-term and $48,826,048 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$823,850,506
Gross unrealized appreciation	$ 3,846,363
Gross unrealized depreciation	(62,379,088)
Net unrealized depreciation	$ (58,532,725)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in the Schedule of Investments. At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk:  During the six months ended March 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2024, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $69,486. At March 31, 2024 there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
23

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 3,120	$ (69,486)
Interest rate	Futures contracts	Accumulated loss	1,360,240 (1)	(354,393) (1)
Total			$1,363,360	$(423,879)
Derivatives not subject to master netting agreement			$1,360,240	$(354,393)
Total Derivatives subject to master netting agreement			$ 3,120	$ (69,486)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Credit Agricole Corporate and Investment Bank	$ 2,844	$ (2,844)	$ —	$ —	$ —
State Street Bank and Trust Company	276	—	—	—	276
	$3,120	$(2,844)	$ —	$ —	$ 276

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$ (10,803)	$ —	$ —	$ —	$ (10,803)
Credit Agricole Corporate and Investment Bank	(58,683)	2,844	—	—	(55,839)
	$(69,486)	$2,844	$ —	$ —	$(66,642)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
24

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ 113,668	$ 113,668
Forward foreign currency exchange contracts	3,808,600	—	3,808,600
Futures contracts	—	913,559	913,559
Total	$ 3,808,600	$1,027,227	$ 4,835,827
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ (2,123)	$ (2,123)
Forward foreign currency exchange contracts	(4,366,991)	—	(4,366,991)
Futures contracts	—	3,253,540	3,253,540
Total	$(4,366,991)	$3,251,417	$(1,115,574)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$237,154,000	$28,341,000	$91,704,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was 83 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan, including accrued interest, was $13,713,760 and the total value of collateral received was $13,976,855, comprised of cash of $11,835,780 and U.S. government and/or agencies securities of $2,141,075.
25

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 10,560,555	$ —	$ —	$ —	$ 10,560,555
Sovereign Government Bonds	1,275,225	—	—	—	1,275,225
Total	$11,835,780	$ —	$ —	$ —	$11,835,780
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
8  Affiliated Investments
During the six months ended March 31, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2024, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $41,123,199, which represents 5.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$1,676,693	$ —	$ (1,700,000)	$ —	$ 23,307	$ —	$ 5,242	$ —
Short-Term Investments
Liquidity Fund	78,920	142,011,766	(100,967,487)	—	—	41,123,199	654,208	41,123,199
Total				$ —	$23,307	$41,123,199	$659,450
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
26

Calvert
Green Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	472,089	$ 6,522,777	1,165,520	$ 15,970,372
Reinvestment of distributions	74,501	1,031,009	120,432	1,652,381
Shares redeemed	(534,908)	(7,314,125)	(1,704,109)	(23,453,439)
Net increase (decrease)	11,682	$ 239,661	(418,157)	$ (5,830,686)
Class I
Shares sold	7,147,104	$ 98,547,036	14,720,475	$ 202,312,311
Reinvestment of distributions	757,363	10,490,127	1,254,632	17,233,934
Shares redeemed	(8,162,142)	(111,941,337)	(18,747,571)	(256,603,276)
Net decrease	(257,675)	$ (2,904,174)	(2,772,464)	$ (37,057,031)
Class R6
Shares sold	602,068	$ 8,337,125	779,213	$ 10,723,443
Reinvestment of distributions	42,966	595,769	65,020	893,595
Shares redeemed	(250,608)	(3,432,693)	(608,213)	(8,346,473)
Net increase	394,426	$ 5,500,201	236,020	$ 3,270,565
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
27

Calvert
Green Bond Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
28

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
30

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
32

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24202     3.31.24

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	Principal Executive Officer’s Section 302 certification.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 22, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 22, 2024